As filed with the Securities and Exchange Commission on November 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21854

CITIGROUP ALTERNATIVE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

731 Lexington Avenue, 28th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)

Millie Kim, Esq.
Citigroup Alternative Investments LLC
731 Lexington Avenue, 28th Floor
New York, NY 10022
(Name and address of agent for service)

COPY TO:

Paul S. Schreiber, Esq.
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

(866) 832-9160
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Citigroup Alternative Investments Tax Advantaged Short Term Fund
Consolidated Schedule of Investments
September 30, 2007 (Unaudited)

Shares or
Principal
Amount		Value
	OBLIGATIONS THAT PRIMARILY GENERATE TAX EXEMPT INCOME - 67.27%
	FLOATING RATE MUNICIPAL BONDS - 63.56%
	Arizona - 3.87%
	Phoenix Arizona Civic Improvement Corporation Water System Revenue (CS - MBIA) (SPA - Merrill Lynch Capital Services)
	(Callable at $100.00 on 07/01/15)
$ 4,480,000	3.950%, 07/01/2024 (Acquired 12/18/06 and 3/13/07, Cost $4,480,000) (a)	$ 4,480,000
	Puttable Floating Option Tax Exempt Receipts Series PZ-254 (SPA - Merrill Lynch Capital Services) (Callable at $100.00 on 07/01/17)
2,000,000	3.950%, 07/01/2026 (Acquired 06/21/07, Cost $2,000,000) (a)	2,000,000
		6,480,000
	California - 0.73%
	California State General Obligation (LF - JP Morgan Chase Bank)
1,220,000	4.000%, 02/01/2012 (Acquired 08/15/07, Cost $1,220,000) (a)	1,220,000
	Colorado - 5.17%
	Colorado Department of Transportation Revenue (CS - MBIA) (LF - Merrill Lynch Capital Services)
3,665,000	3.990%, 12/15/2008 (Acquired 8/3/07, Cost $3,665,00) (a)	3,665,000
	Denver Colorado City & County Airport Revenue (CS - MBIA) (SPA - Wachovia Bank N.A.) (Callable at $101.00 on 11/23/07)
5,000,000	3.920%, 11/15/2025 (Acquired 09/12/07, Cost $5,000,000) (a)	5,000,000
		8,665,000
	Connecticut - 1.79%
	Connecticut State Special Tax Obligation Revenue (CS - FSA) (SPA - Bank of America N.A.) (Callable at $100.00 on 12/01/07)
3,000,000	3.880%, 12/01/2010	3,000,000
	Delaware - 1.07%
	Delaware Transportation Authority Transportation System Revenue (CS - MBIA) (LF - Merrill Lynch Capital Services) (Callable at $100.00 on 07/01/16)
1,800,000	3.960%, 07/01/2025 (Acquired 06/28/07, Cost $1,799,388) (a)	1,800,000
	District of Columbia - 0.90%
	District of Columbia General Obligation (CS - FSA) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 06/01/15)
1,500,000	3.920%, 06/01/2026 (Acquired 11/27/06, Cost $1,500,000) (a)	1,500,000
	Florida - 4.16%
	Miami-Dade County Florida Water & Sewer Revenue (CS - XL Capital Assurance) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 10/01/17)
4,000,000	3.920%, 10/01/2026 (Acquired 09/27/07, Cost $4,000,000) (a)	4,000,000
	Tampa Bay Water Florida Utility System Revenue (CS - FGIC) (LF - First Union National Bank)
2,970,000	3.920%, 10/01/2029 (Acquired 09/14/07, Cost $2,970,000) (a)	2,970,000
		6,970,000
	Illinois - 4.93%
	Cook County Illinois General Obligation (CS - AMBAC) (LF - JP Morgan Chase Bank)
6,500,000	3.920%, 11/15/2013 (Acquired 08/24/07, Cost $6,500,000) (a)	6,500,000
	Illinois State Sales Tax Revenue (SPA - Bank of America N.A.)
1,750,000	3.920%, 06/15/2022 (Acquired 09/07/2007, Cost $1,750,000) (a)	1,750,000
		8,250,000
	Indiana - 3.34%
	Eclipse Funding Trust - Indiana Public School Multi-School Building Corporation Revenue (CS - MBIA) (LF - U.S. Bank N.A.)
	(Callable at $100.00 on 01/15/17)
5,600,000	3.910%, 07/15/2024 (Acquired 06/11/07, Cost $5,600,000) (a)	5,600,000
	Nevada - 2.15%
	Clark County Nevada School District General Obligation (CS - AMBAC) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 06/15/17)
3,600,000	3.920%, 06/15/2025 (Acquired 01/12/07 and 01/25/07, Cost $3,600,000) (a)	3,600,000
	New Jersey - 2.39%
	New Jersey State Transportation Trust Fund Authority Revenue (CS - MBIA) (SPA - Wachovia Bank N.A.)
4,000,000	3.920%, 12/15/2021 (Acquired 06/22/07, Cost $4,000,000) (a)	4,000,000
	New York - 2.14%
	New York State Dormitory Authority Revenue (CS - FGIC) (SPA - Bank of New York) (Callable at $100.00 on 05/15/12)
3,585,000	3.920%, 11/15/2029 (Acquired 09/13/07, Cost $3,585,000) (a)	3,585,000
	Oregon - 1.95%
	Clackamas County Oregon School District Number 62 Oregon City General Obligation (CS - School Bond Guaranty) (LF - JP Morgan Chase & Co.)
3,260,000	3.920%, 06/15/2009 (Acquired 05/18/07, Cost $3,260,000) (a)	3,260,000
	Texas - 16.14%
	Austin Trust Various States General Obligation (CS - FGIC) (LF - Bank of America N.A.) (Callable at $100.00 on 08/01/17)
5,250,000	3.920%, 08/01/2028 (Acquired 04/12/07, Cost $5,250,000) (a)	5,250,000
	Austin Trust Various States Revenue (CS - AMBAC) (LF - Bank of America N.A.) (Callable at $100.00 on 12/01/16)
6,500,000	3.920%, 12/01/2027 (Acquired 04/27/07, Cost $6,500,000) (a)	6,500,000
	Brownsville Texas Utility System Revenue (CS - AMBAC) (LF - Deutsche Bank A.G.) (Callable at $100.00 on 09/01/15)
400,000	3.920%, 09/01/2021 (Acquired 08/01/2006, Cost $400.000) (a)	400,000
	Clear Creek Texas Independent School District General Obligation (CS - FSA) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 02/15/15)
2,000,000	3.920%, 02/15/2029 (Acquired 08/01/2006, Cost $2,000,000) (a)	2,000,000
	Dallas Texas Area Rapid Transit Revenue (CS - AMBAC) (SPA - Bank of New York) (Callable at $100.00 on 12/01/16)
1,555,000	3.920%, 12/01/2024 (Acquired 05/30/07, Cost $1,555,000) (a)	1,555,000
	Eclipse Funding Trust - Texas Southmost College District General Obligation (CS - AMBAC) (LF - U.S. Bank N.A.)
	(Callable at $100.00 on 02/15/15)
775,000	3.910%, 02/15/2026 (Acquired 09/13/06, Cost $775,000) (a)	775,000
	Fort Bend County Texas General Obligation (CS - FGIC) (LF - JP Morgan Chase Bank)
5,535,000	3.920%, 09/01/2012 (Acquired 07/16/07, Cost $5,535,000) (a)	5,535,000
	Houston Texas General Obligation (CS - AMBAC) (LF - Merrill Lynch Capital Services) (Callable at $100.00 on 03/01/15)
5,000,000	3.990%, 03/01/2025 (Acquired 12/18/06, Cost $5,000,000) (a)	5,000,000
		27,015,000
	Utah - 1.58%
	Salt Lake County Utah Sales Tax Revenue (SPA - Merrill Lynch Capital Services) (Callable at $100.00 on 08/01/15)
2,650,000	3.990%, 08/01/2025 (Acquired 02/27/07, Cost $2,650,000) (a)	2,650,000

	Virginia - 0.65%
	Loudoun County Virginia General Obligation (LF - JP Morgan Chase Bank)
1,085,000	3.920%, 05/01/2012 (Acquired 09/29/06, Cost $1,085,000) (a)	1,085,000
	Washington - 7.37%
	Central Puget Sound Washington Regional Transit Authority Sales and Use Tax Revenue (CS - AMBAC) (LF - JP Morgan Chase Bank)
2,220,000	3.920%, 11/01/2012 (Acquired 01/31/07 and 06/15/07, Cost $2,220,000) (a)	2,220,000
	Energy Northwest Washington Electric Revenue (CS - AMBAC) (LF - JP Morgan Chase & Co.) (Callable at $100.00 on 07/01/12)
2,700,000	3.920%, 07/01/2018 (Acquired 03/02/07, Cost $2,700,000) (a)	2,700,000
	King County Washington Sewer Revenue (CS - FSA) (LF - JP Morgan Chase Bank)
1,900,000	3.920%, 01/01/2014 (Acquired 10/30/06, Cost $1,900,000) (a)	1,900,000
	Washington State General Obligation (CS - AMBAC) (LF - JP Morgan Chase Bank)
275,000	3.920%, 01/01/2013 (Acquired 10/27/06, Cost $275,000) (a)	275,000
	Washington State General Obligation (CS - MBIA) (LF - JP Morgan Chase Bank)
1,060,000	3.920%, 12/01/2014 (Acquired 09/19/06, Cost $1,060,000) (a)	1,060,000
	Washington State General Obligation (CS - MBIA-IBC) (SPA - Wachovia Bank N.A.)
3,180,000	3.920%, 05/01/2018 (Acquired 09/13/06, Cost $3,180,000) (a)	3,180,000
	Washington State General Obligation (SPA - Merrill Lynch Capital Services)
1,000,000	3.990%, 02/01/2012 (Acquired 03/02/07, Cost $1,000,000) (a)	1,000,000
		12,335,000
	Wisconsin - 3.23%
	Wisconsin State General Obligation (CS - FGIC) (LF - Merrill Lynch Capital Services)
3,200,000	3.990%, 05/01/2010 (Acquired 02/27/07, Cost $3,200,000) (a)	3,200,000
	Wisconsin State General Obligation (CS - MBIA) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 05/01/15)
2,200,000	3.920%, 05/01/2018 (Acquired 09/20/07, Cost $2,200,000) (a)	2,200,000
		5,400,000
	TOTAL FLOATING MUNICIPAL BONDS (Cost $106,414,388) (b)	106,415,000

	RESIDUAL CERTIFICATES - 3.71%
	California - 0.59%
	J.P. Morgan Securities Inc. Tax-Exempt Muni-HD Trust Series 109 Non-Recourse Variable Rate Residual
1,045,000	Certificates (SPA - The Bank of New York) (LF - JP Morgan Chase Bank) (Acquired 08/01/07, Cost $1,046,428) (a) (c)	950,621
	Bond: $10,000,000 Los Angeles California Unified School District General Obligation (CS - FSA) (Callable at $100 on 07/01/17)
	5.000%, 07/01/2028

	Merrill Lynch Capital Services Inc. Non-Recourse Variable Rate Residual Certificates (Acquired 01/10/07, Cost $9,237) (a) (c)
	Residual Interest Tax-Exempt Securities Receipts Series PT-3852 Variable Rate Certificate
	(relating to $20,000,000 Los Angeles California Unified School District General Obligation Refunding,
5,000	4.500%, 07/01/2025 (CS - MBIA) (Callable at $100.00 on 07/01/17))	(154,200)
	Non-Recourse Interest Rate Swap, Rate to Receive - 3-Month LIBOR, Rate to Pay 5.229%
9,600,000	Expiration Date 07/15/2025 (d)	189,057
		34,857
		985,478
	Colorado - 0.73%
	J.P. Morgan Securities Inc. Tax-Exempt Muni-HD Trust Series 111 Non-Recourse Variable Rate Residual
1,040,000	Certificates (SPA - The Bank of New York) (LF - JP Morgan Chase Bank) (Acquired 08/24/07, Cost $1,040,151) (a) (c)	1,218,080
	Bond: $10,000,000 Colorado State Board of Governors University Enterprise System Revenue (CS - FGIC) (Callable at $100.00 on 03/01/17)
	5.250%, 03/01/2027

	Florida - (0.13)%
	Merrill Lynch Capital Services Inc. Non-Recourse Variable Rate Residual Certificates (Acquired 12/14/06, Cost $1,965) (a) (c)
	Residual Interest Tax-Exempt Securities Receipts Series PT-3819 Variable Rate Certificate
	(relating to $12,590,000 Florida State Turnpike Authority Turnpike Revenue,
5,000	4.750%, 07/01/2031 (CS - MBIA) (Callable at $101.00 on 07/01/16))	(446,367)
	Non-Recourse Interest Rate Swap, Rate to Receive - 3-Month LIBOR, Rate to Pay 5.137%
5,700,000	Expiration Date 07/15/2031 (d)	230,284
		(216,083)
	Illinois - 0.49%
	J.P. Morgan Securities Inc. Tax-Exempt Muni-HD Trust Series 110 Non-Recourse Variable Rate Residual
685,000	Certificates (SPA - The Bank of New York) (LF - JP Morgan Chase Bank) (Acquired 08/21/07, Cost $689,091) (a) (c)	814,885
	Bond: $6,690,000 De Witt Ford Et Cetera Counties Illinois Community College District Number 540 General Obligation (CS - FSA)
	(Callable at $100.00 on 12/01/17)
	5.000%, 12/01/2022

	Indiana - 0.00%
	Merrill Lynch Capital Services Inc. Non-Recourse Variable Rate Residual Certificates (Acquired 03/15/07, Cost $5,128) (a) (c)
	Residual Interest Tax-Exempt Securities Receipts Series PT-3985 Variable Rate Certificate
	(relating to $10,000,000 Indiana Finance Authority Highway Revenue Refunding,
5,000	4.500%, 12/01/2024 (CS - FGIC) (Callable at $100.00 on 12/01/16))	(115,500)
	Non-Recourse Interest Rate Swap, Rate to Receive - 3-Month LIBOR, Rate to Pay 5.208%
5,200,000	Expiration Date 12/15/2024 (d)	111,649
		(3,851)
	Texas - 2.03%
	J.P. Morgan Securities Inc. Tax-Exempt Muni-HD Trust Series 113 Non-Recourse Variable Rate Residual
775,000	Certificates (SPA - The Bank of New York) (LF - JP Morgan Chase Bank) (Acquired 08/21/07, Cost $777,384) (a) (c)	1,097,932
	Bond: $7,980,000 Fort Bend County Texas General Obligation (CS - MBIA) (Callable at $100.00 on 03/07/17)
	4.750%, 03/01/2027

	J.P. Morgan Securities Inc. Tax-Exempt Muni-HD Trust Series 112 Non-Recourse Variable Rate Residual
495,000	Certificates (SPA - The Bank of New York) (LF - JP Morgan Chase Bank) (Acquired 08/21/07, Cost $498,413) (a) (c)	678,224
	Bond: $5,000,000 Clear Creek Texas Independent School District General Obligation (CS - Public School Fund - Guaranteed)
	(Callable at $100.00 on 02/15/17)
	5.000%, 02/15/2033

	J.P. Morgan Securities Inc. Tax-Exempt Muni-HD Trust Series 108 Non-Recourse Variable Rate Residual
1,820,000	Certificates (SPA - The Bank of New York) (LF - JP Morgan Chase Bank) (Acquired 06/29/07, Cost $1,819,572) (a) (c)	1,631,543
	Bond: $4,600,000; $6,385,000; $6,685,000 Frisco Texas General Obligation (CS - AMBAC) (Callable at $100.00 on 02/15/17)
	5.000%, 02/15/2025; 02/15/2026; 02/15/2027
		3,407,699
	TOTAL RESIDUAL CERTIFICATES (Cost $5,887,369)	6,206,209
	TOTAL OBLIGATIONS THAT PRIMARILY GENERATE TAX EXEMPT INCOME (Cost $112,301,757)	112,621,209

	PREFERRED SECURITIES - 12.07%
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES - 6.26%
	Capital Markets - 0.86%
6,700	Goldman Sachs Group Inc. Series B 6.200% (Callable at $25.00 on 10/31/10)	161,872
18,500	Goldman Sachs Group Inc. Series C 6.130% (Callable at $25.00 on 10/31/10)	446,775
1,600	Lehman Brothers Holdings Inc. Series F 6.500% (Callable at $25.00 on 08/31/08)	39,680
29,100	Merrill Lynch & Company Inc. Series 3 6.375% (Callable at $25.00 on 11/28/10)	697,818
4,100	Merrill Lynch & Company Inc. Series 5 5.860% (Callable at $25.00 on 05/21/12)	94,095
		1,440,240

	Commercial Banks - 2.91%
31,100	ABN AMRO Capital Funding Trust V Series E 5.900% (Callable at $25.00 on 07/03/08)	666,784
6,100	ABN AMRO Capital Funding Trust VII Series G 6.080% (Callable at $25.00 on 02/18/09)	132,309
2,767	Banco Santander Central Hispano SA Series 1 6.410% (Callable at $25.00 on 03/11/09)	61,400
2,800	Bank of New York Capital V Series F 5.950% (Callable at $25.00 on 05/01/08)	63,924
1,900	Barclays Bank PLC Series 2 6.625% (Callable at $25.00 on 09/15/11)	45,961
4,000	Barclays Bank PLC Series 3 7.100% (Callable at $25.00 on 12/15/12)	100,000
38,461	Deutsche Bank Capital Funding Trust VIII 6.375% (Callable at $25.00 on 10/18/11)	882,680
16,500	HSBC Holdings PLC Series A 6.200% (Callable at $25.00 on 12/16/10)	367,290
17,000	HSBC USA Inc. Series H 6.500% (Callable at $25.00 on 07/01/11)	428,740
31,100	Royal Bank of Scotland Group PLC Series L ADR 5.750% (Callable at $25.00 on 09/30/09)	656,210
2,200	Royal Bank of Scotland Group PLC Series M ADR 6.400% (Callable at $25.00 on 09/30/09)	49,786
12,800	Royal Bank of Scotland Group PLC Series N ADR 6.350% (Callable at $25.00 on 06/30/10)	287,360
26,483	Santander Finance Preferred SA Unipersonal 144A 6.800% (Callable at $25.00 on 11/21/11) (Acquired 11/02/06 through 08/21/07, Cost $662,980) (a)	613,248
2,056	Santander Finance Preferred SA Unipersonal 144A 6.500% (Callable at $25.00 on 01/31/17) (Acquired 08/21/07, Cost $45,551) (a)	47,481
19,000	SunTrust Banks Inc. Series A 5.890% (Callable at $25.00 on 09/15/11)	469,300
		4,872,473
	Diversified Financial Services - 0.75%
29,600	Bank of America Corporation Series D 6.204% (Callable at $25.00 on 09/14/11)	727,864
400	SG Preferred Capital II 6.430% (Callable at $100.00 on 12/15/11)	413,875
5,200	Wells Fargo Capital IX 5.625% (Callable at $25.00 on 04/08/09)	113,932
		1,255,671
	Diversified Telecommunication Services - 0.01%
1,100	Corts Trust Certificates - BellSouth Capital Funding 7.120% (Callable at $25.00 on 12/10/07)	23,650

	Insurance - 1.30%
2,000	Aegon NV 6.375% (Callable at $25.00 on 06/15/15)	44,500
4,700	Aegon NV 6.500% (Callable at $25.00 on 12/15/10)	106,549
30,300	Aegon NV 6.875% (Callable at $25.00 on 09/15/11)	723,261
3,100	ING Groep NV 6.375% (Callable at $25.00 on 06/15/12)	68,448
14,000	ING Groep NV 7.050% (Callable at $25.00 on 12/15/07)	338,520
8,200	ING Groep NV 7.375% (Callable at $25.00 on 10/15/12)	203,770
26,600	Prudential PLC 6.500% (Callable at $25.00 on 09/23/10)	615,790
3,000	Prudential PLC 6.750% (Callable at $25.00 on 09/23/09)	72,000
		2,172,838

	Thrifts & Mortgage Finance - 0.43%
1,000	Freddie Mac Series P 6.000% (Callable at $50.00 on 12/10//07)	47,000
10,400	Freddie Mac Series R 5.700% (Callable at $50.00 on 12/10/07)	458,120
9,500	Freddie Mac Series V 5.570% (Callable at $25.00 on 12/31/11)	210,140
		715,260
	TOTAL $25 PAR (OR SIMILAR) PREFERRED SECURITIES (Cost $11,213,491)	10,480,132

	CAPITAL PREFERRED SECURITIES - 5.81%
	Commercial Banks - 5.00%
$ 1,000,000	BBVA International Preferred SA Unipersonal 144A 5.919% (Callable at $100.00 on 04/18/17) (Acquired 03/22/07 and 05/08/07, Cost $996,451) (a)	894,862
500,000	BNP Paribas 144A 5.186% (Callable at $100.00 on 06/29/15) (Acquired 10/10/06, Cost $474,820) (a)	458,232
500,000	BNP Paribas 144A 7.195% (Callable at $100.00 on 06/25/37) (Acquired 08/22/07, Cost $489,251) (a)	497,309
800,000	Commonwealth Bank of Australia 144A 6.024% (Callable at $100.00 on 03/15/16) (Acquired 10/05/06 through 11/16/06, Cost $803,548) (a)	759,120
1,000,000	Credit Agricole SA 144A 6.637% (Callable at $100.00 on 05/31/17) (Acquired 05/24/07, Cost $1,000,000) (a)	939,528
500,000	Danske Bank A/S 144A 5.914% (Callable at $100.00 on 06/16/14) (Acquired 03/16/07, Cost $508,294) (a)	480,317
1,000,000	HBOS PLC Series A ADR 144A 6.413% (Callable at $100.00 on 10/01/35) (Acquired 11/08/06 through 05/08/07, Cost $997,705) (a)	885,246
1,000,000	Lloyds TSB Group PLC 144A 6.267% (Callable at $100.00 on 11/14/16) (Acquired 12/04/06 and 05/08/07, Cost $1,000,537) (a)	914,678
800,000	National Capital Trust II 144A 5.486% (Callable at $100.00 on 03/23/15) (Acquired 09/12/06 and 11/08/06, Cost $767,567) (a)	740,233
500,000	Nordea Bank AB 144A 5.424% (Callable at $100.00 on 04/20/15) (Acquired 09/05/06, Cost $472,446) (a)	460,462
500,000	Societe Generale 144A 5.922% (Callable at $100.00 on 04/05/17) (Acquired 05/08/07, Cost $501,199) (a)	473,650
1,000,000	Westpac Capital Trust IV 144A 5.256% (Callable at $100.00 on 03/31/16) (Acquired 05/22/07, Cost $952,231) (a)	870,010
		8,373,647
	Diversified Financial Services - 0.81%
500,000	ANZ Capital Trust II 144A 5.360% (Callable at $100.00 on 12/15/13) (Acquired 09/13/06, Cost $482,248) (a)	468,114
900,000	UBS Preferred Funding Trust V Series 1 6.243% (Callable at $100.00 on 05/15/16)	886,078
		1,354,192
	TOTAL CAPITAL PREFERRED SECURITIES (Cost $10,355,689)	9,727,839
	TOTAL PREFERRED SECURITIES (Cost $21,569,180)	20,207,971

	ASSET BACKED SECURITIES AND MORTGAGE BACKED SECURITIES - 50.10%
	AGENCY MORTGAGE BACKED SECURITIES - 5.21%
	Federal National Mortgage Association Pool 884759
10,000,000	5.624%, 08/01/2036 (e)	8,719,996
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $8,733,930)	8,719,996

	ASSET BACKED SECURITIES - 20.90%
	Countrywide Asset-Backed Certificates Series 2006-S8 Class A3
5,000,000	5.555%, 04/25/2036	4,977,000
	GSAA Home Equity Trust Series 2006-18 Class AF3A
10,000,000	5.772%, 11/25/2036 (e)	9,914,660
	Lehman XS Trust Series 2006-8 Class 3A3
5,000,000	6.320%, 06/25/2036	5,100,270
	Morgan Stanley Mortgage Loan Trust Series 2006-15XS Class A2A
5,000,000	5.816%, 11/25/2036 (e)	5,041,240
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS Class A3A
5,000,000	5.651%, 10/25/2046	4,969,250
	TBW Mortgage Backed Pass Through Certificate Series 2006-6 Class A3
5,000,000	5.750%, 01/25/2037	4,989,339
	TOTAL ASSET BACKED SECURITIES (Cost $35,094,012)	34,991,759

	COMMERCIAL MORTGAGE BACKED SECURITIES - 5.33%
	Merrill Lynch/Countrywide Commercial Mortgage Series 2007-6 Class AM
5,000,000	5.526%, 03/12/2051 (e)	4,882,827
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 Class A2
4,000,000	5.439%, 02/12/2039 (e)	4,032,904
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $8,965,464)	8,915,731

	RESIDENTIAL MORTGAGE BACKED SECURITIES - 18.66%
	Bear Stearns Adjustable Rate Mortgage Trust Series 2007-4 Class 21A1
5,000,000	5.848%, 06/25/2047 (e)	4,970,064
	Bear Stearns Alt-A Trust Series 2006-3 Class 31A1
5,500,000	5.551%, 05/25/2036 (e)	4,313,982
	Countrywide Home Loans Series 2007-HYB1 Class 3A1
8,000,000	5.649%, 03/25/2037 (e)	7,310,095
	Countrywide Home Loans Series 2007-J2 Class 1A1
4,925,000	6.000%, 07/25/2037	4,829,684
	Credit Suisse Mortgage Capital Certificate Series 2007-4 Class 5A1
5,000,000	6.000%, 06/25/2037 (e)	4,966,898
	GSR Mortgage Loan Trust Series 2007-AR2 Class 1A1
5,000,000	5.797%, 05/25/2037 (e)	4,858,316
	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $31,192,321)	31,249,039
	TOTAL ASSET BACKED SECURITIES AND MORTGAGE BACKED SECURITIES (Cost $83,985,727)	83,876,525

	SHORT TERM INVESTMENTS - 3.05%
	Commercial Paper - 3.05%
	U. S. Bank Commercial Paper
5,106,808	4.700%, 10/01/2007	5,106,808
	TOTAL SHORT TERM INVESTMENTS (Cost $5,106,808)	5,106,808

	Total Investments (Cost $222,963,472) (f) - 132.49%	$ 221,812,513
	Liabilities in Excess of Other Assets - (32.49)%	(54,387,886)
	TOTAL NET ASSETS - 100.00%	$ 167,424,627

Percentages are stated as a percent of net assets.

(a)	Restricted security under Rule 144A of the Securities Act of 1933.
(b)	Class of securities are earmarked as cover for all leveraging transactions.
(c)	Variable rate of residual certificate is dependent on the performance of the underlying bond.
(d)	Interest rate swap held as part of non-recourse residual certificates.
(e)	All or a portion of the security sold under a reverse repurchase agreement.
(f)	The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:
	Costs of investments	$ 222,964,206
	Gross unrealized appreciation	1,211,862
	Gross unrealized depreciation	(2,363,555)
	Net unrealized depreciation	$ (1,151,693)

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

AMBAC	American Municipal Bond Assurance Corporation
ADR	American Depository Receipt
CS	Credit Support
FGIC	Financial Guaranty Insurance Company
FSA	Financial Services Authority
LF	Liquidity Facility
MBIA	Municipal Bond Investor Assurance Insurance Corporation
SPA	Standby Purchase Agreement

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Citigroup Alternative Investments Trust

By (Signature and Title)      /s/ Reaz Islam
      Reaz Islam, President

Date     11/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Reaz Islam
     Reaz Islam, President

Date     11/28/07

By (Signature and Title)       /s/ Jeffrey Traum
       Jeffrey Traum, Treasurer

Date    11/28/07